Risk Management (Details 15) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
VaR | Interest rate
VaR Internal Model - Regulatory Portfolio
Risk Factors	R$ 37,659	R$ 70,231
VaR | Exchange rate
VaR Internal Model - Regulatory Portfolio
Risk Factors	7,715	12,966
VaR | Commodity price (Commodities)
VaR Internal Model - Regulatory Portfolio
Risk Factors	1,110	12
VaR | Equities
VaR Internal Model - Regulatory Portfolio
Risk Factors	2,065	0
VaR | Correlation/diversification effect
VaR Internal Model - Regulatory Portfolio
Risk Factors	36,429	(1,872)
VaR | VaR at the end of the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	84,978	81,337
VaR | Average VaR in the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	87,358	70,249
VaR | Minimum VaR in the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	24,945	38,810
VaR | Maximum VaR in the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	369,342	131,105
Stressed | Interest rate
VaR Internal Model - Regulatory Portfolio
Risk Factors	48,400	149,043
Stressed | Exchange rate
VaR Internal Model - Regulatory Portfolio
Risk Factors	17,300	27,713
Stressed | Commodity price (Commodities)
VaR Internal Model - Regulatory Portfolio
Risk Factors	200	29
Stressed | Equities
VaR Internal Model - Regulatory Portfolio
Risk Factors	7,400	0
Stressed | Correlation/diversification effect
VaR Internal Model - Regulatory Portfolio
Risk Factors	240	(8,296)
Stressed | VaR at the end of the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	73,540	168,489
Stressed | Average VaR in the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	107,059	179,169
Stressed | Minimum VaR in the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	26,803	83,230
Stressed | Maximum VaR in the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	R$ 236,895	R$ 247,814